SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS	12 Months Ended
Mar. 31, 2011
SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS

11. SHORT-TERM BORROWINGS AND LONG-TERM INDEBTEDNESS

As of March 31, 2010 and 2011, short-term borrowings consisted of the following:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Bank borrowings	¥105	¥338	$4,072
Current maturities of long-term indebtedness	280	530	$6,386

Total	¥385	¥868	$10,458

Short-term borrowings, excluding current maturities of long-term indebtedness, consisted primarily of bank borrowings of overseas subsidiaries denominated in foreign currencies.

As of March 31, 2010 and 2011, the weighted average interest rate on short term bank borrowings was 4.1% and 2.0%, respectively.

Certain subsidiaries of the Company had unused lines of credit available for immediate short-term borrowings without restrictions amounting to ¥ 14,121 million and ¥ 14,588 million ($ 175,759 thousand) as of March 31, 2010 and 2011, respectively.

As of March 31, 2010 and 2011, long-term indebtedness consisted of the following:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
1.9% (weighted average rate) unsecured loans from banks, due 2012	¥500	¥500	$6,024
Capital lease obligations (see Note 3 (g) )	324	49	591
Less- Current maturities included in short-term borrowings	(280)	(530)	(6,386)

Total	¥544	¥19	$229

There were no covenants or cross default provisions under the Makita’s financing arrangements. Furthermore, there were no subsidiary level dividend restrictions under the financing arrangements.

The aggregate annual maturities of long-term indebtedness subsequent to March 31, 2011 are as summarized below:

Year ending March 31,	Yen in millions	U.S. Dollars in thousands
2012	¥530	$6,386
2013	14	169
2014	4	48
2015	1	12
2016	-	-
2017 and after	-	-

Total	¥549	$6,615